Vanguard GNMA Fund Investment Strategy - Retail Prospectus [Member] - Vanguard GNMA Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Government National Mortgage Association (“Ginnie Mae” or “GNMA”) pass-through certificates, which are fixed income securities representing part ownership in a pool of mortgage loans supported by the full faith and credit of the U.S. government.The balance of the Fund’s assets may be invested in other types of securities, such as U.S. Treasury or other U.S. government agency securities, including pass-through certificates, as well as in repurchase agreements collateralized by such securities. Securities issued by most U.S. government agencies, other than the U.S. Treasury and GNMA, are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S. government.The Fund’s dollar-weighted average maturity will depend on homeowner prepayments of the underlying mortgages. Although the Fund does not observe specific maturity guidelines, its dollar-weighted average maturity typically falls within an intermediate-term range (3 to 10 years).The Fund may invest in derivatives such as options, futures contracts, or swap agreements, or may enter into To Be Announced (“TBA”) transactions. The Fund also may take short positions in certain derivatives or in TBA mortgage-backed securities.